As filed with the Securities and Exchange Commission on March 2, 2006
                                    Investment Company Act file number 811-5698



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   June 30

Date of reporting period:  December 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value      Expenses Paid During the
                                             07/01/05                12/31/05                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,011.30                    $2.03
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,023.19                    $2.04
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.40% multiplied by the average account value over the period (July 1, 2005 through December 31, 2005), multiplied by 184/365 (to reflect the most recent fiscal half-year).








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (3.78%)                                                                                                          A1+
------------------------------------------------------------------------------------------------------------------------------------
$ 5,750,000   Plaquemines, LA Port, Harbor & Terminal District
              (International Marine Terminal Project) - Series 1984B
              LOC KBC Bank N.V.                                                 03/15/06     2.60%    $ 5,748,497    P-1       A1
-----------                                                                                           -----------
  5,750,000   Total Put Bonds                                                                           5,748,497
-----------                                                                                           -----------

Tax Exempt Commercial Paper (1.32%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   York County, PA IDA PCRB
              (Philadelphia Electric Co. Project) - Series 1993A
              LOC BNP Paribas                                                   02/02/06     3.10%    $ 2,000,000    P1        A1+
-----------                                                                                           -----------
  2,000,000   Total Tax Exempt Commercial Paper                                                         2,000,000
-----------                                                                                           -----------

Tax Exempt General Obligation Notes & Bonds (15.62%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000   Arizona School District TAN Financing Project, COPs - Series 2005 07/28/06     4.00%  $ 3,520,996     MIG-1     SP-1+
  4,000,000   Lakewood, OH City School District BAN                             09/14/06     3.50     4,012,793     MIG-1
  4,650,000   Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000
              Guaranteed by Texas Permanent School Fund                         04/01/06     2.75     4,650,000     VMIG-1    A1+
  4,000,000   State of Illinois GO                                              06/30/06     3.20     4,025,265     MIG-1     SP-1+
  3,000,000   State of Iowa TRAN - Series 2005                                  06/30/06     3.22     3,018,669     MIG-1     SP-1+
  4,500,000   Texas State TRAN - Series 2005                                    08/31/06     3.10     4,542,283     MIG-1     SP-1+
---------                                                                                           -----------
 23,650,000   Total Tax Exempt General Obligation Notes & Bonds                                      23,770,006
----------                                                                                          -----------
Variable Rate Demand Instruments (c) (77.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Chicago, IL Second Lien Water Revenue Refunding Bonds - Series 2004
              Insured by MBIA Insurance Corp.                                   11/01/31     3.51%  $ 3,000,000     VMIG-1    A1+
  4,240,000   Connecticut State HEFA
              (Central Connecticut Coast YMCA) - Series 2003
              LOC Citizens Bank of Rhode Island                                 07/01/33     3.45     4,240,000     VMIG-1
  4,600,000   County of Franklin, OH HRB (US Health Corp.) - Series A
              LOC Citibank N.A.                                                 12/01/21     3.49     4,600,000     VMIG-1
  4,940,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
              LOC Key Bank N.A.                                                 03/01/32     3.54     4,940,000     VMIG-1
  6,450,000   Dekalb County, GA Housing Authority MHRB (Wood Hills Apartments)
              LOC Bank of America, N.A.                                         12/01/07     3.62     6,450,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000   Emmaus, PA General Authority Local Government
              (Westchester Area School District Project) - Series 1989 B-24
              LOC Depfa Bank PLC                                                03/01/24     3.60%   $ 1,400,000               A1+
  4,000000    Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30     3.40      4,000,000               A1+
  3,200,000   Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
              LOC Royal Bank of Canada                                          02/01/20     3.58      3,200,000               A1+
  1,520,000   Houston County, GA Development Authority
              (Middle Georgia Community Action Agency) - Series 2001
              LOC Columbus Bank & Trust Company                                 01/01/31     3.66      1,520,000     P1        A1
  1,300,000   Illinois Development Finance Authority RB
              (Jewish Federation of Metropolitan Chicago Project) - Series 2002
              Insured by AMBAC Assurance Corporation                            09/01/32     3.70      1,300,000    VMIG-1
    755,000   Illinois HEFA RB
              (Rush-Presbyterian St. Luke's Medical Center) - Series 1996B
              LOC Northern Trust Company                                        11/15/06     3.57        755,000    VMIG-1     A1+
  2,000,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National City Bank of the Midwest                             11/01/20     3.50      2,000,000    VMIG-1
  4,100,000   Iowa Finance Authority HFRB (Iowa Health System) - Series 2005 A-2
              Insured by FGIC                                                   02/15/35     3.48      4,100,000    VMIG-1
  4,000,000   Jefferson County, AL Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25     3.58      4,000,000    VMIG-1
  2,500,000   Lakeview, MI School District  2002 School Building & Site -
              Series B                                                          05/01/32     3.39      2,500,000               A1+
    680,000   Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College) - Series 1997                       04/15/27     3.61        680,000    VMIG-1     A1
  2,680,000   Lisle, IL MHRB (Four Lakes Phase V - Lisle Project) - Series 1996
              Collateralized by Federal National Mortgage Association           09/15/26     3.40      2,680,000               A1+
  6,000,000   Massachusetts  HEFA RB
              (Massachusetts Institute of Technology) - Series J-1              07/01/31     3.35      6,000,000    VMIG-1     A1+
  5,000,000   Massachusetts Bay Transportation Authority - Series 2000          03/01/30     3.40      5,000,000    VMIG-1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002B
              LOC Fifth Third Bank                                              04/01/32     3.55%   $ 4,000,000               A1+
  7,000,000   Municipal Electric Authority of Georgia
              (Project One Bonds) - Series 1994E
              Insured by FSA                                                    01/01/26     3.45      7,000,000    VMIG-1     A1+
  3,500,000   New Jersey Health Care Facilities Finance Authority
              (Meridian Health System) - Series 2003B
              LOC Bank of America N.A.                                          07/01/33     3.29      3,500,000    VMIG-1     A1
  1,400,000   New Ulm, MN Hospital Facility RB
              (Health Central Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A.                                        08/01/14     3.60      1,400,000               A1+
  4,380,000   New York State Domitory Authority RB
              (Mental Health Services) - Series 2003F-2
              Insured by FSA                                                    02/15/21     3.55      4,380,000               A1+
  1,600,000   New York State Housing Finance Agency RB
              (10 Barclays Street) - Series 2004A
              Guaranteed by Federal National Mortgage Association               11/15/37     3.52      1,600,000    VMIG-1
  6,000,000   North Carolina, Medical Care Commission
              (Duke University Project) - Series 1993A
              Guaranteed by Duke University Health System                       06/01/23     3.50      6,000,000    VMIG-1     A1+
  1,700,000   Oregon State GO - Series 73H                                      12/01/19     3.55      1,700,000    VMIG-1     A1+
  4,000,000   Pennsylvania EDFA (Amtrak Project) - Series 2001B
              LOC JP Morgan Chase Bank N.A.                                     11/01/41     3.60      4,000,000    VMIG-1     A1+
  4,800,000   Private Hospital Authority of Dekalb, GA
              (Egleston Childrens Hospital) - Series 1994B
              LOC Suntrust Bank                                                 03/01/24     3.50      4,800,000    VMIG-1     A1+
    545,000   Reading, PA (York County General Authority) - Series 1996A
              Insured by AMBAC Assurance Corporation                            09/01/26     3.52        545,000               A1+
  2,500,000   Regents of University of Minnesota GO - Series 2001C              12/01/36     3.58      2,500,000    VMIG-1     A1+
  1,700,000   University of North Florida, Capital Improvement RB - Series 1994
              LOC Wachovia Bank N.A.                                            11/01/24     3.58      1,700,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   University of Toledo, OH RB - Series 2002
              Insured by FGIC                                                   06/01/32     3.75%   $ 3,000,000    VMIG-1     A1
  2,000,000   Utah Transit Authority Sales Tax RB Series - 2002B
              LOC Bayerische Landesbank                                         09/01/32     3.40      2,000,000    VMIG-1     A1+
  4,815,000   Washington, King County Putters - Series 1184
              Insured by FGIC                                                   01/01/13     3.59      4,815,000               A1
    500,000   Wisconsin HEFA (Alverno College Project) - Series 1997
              LOC Allied Irish Bank                                             11/01/17     3.80        500,000    VMIG-1
  2,000,000   Wisconsin Public Power Inc System Power Supply System RB Putters
              - Series 1150
              Insured by AMBAC Assurance Corporation                            07/01/13     3.55      2,000,000    VMIG-1
-----------                                                                                         ------------
117,805,000   Total Variable Rate Demand Instruments                                                 117,805,000
-----------                                                                                         ------------
              Total Investments (98.15%) (Cost $149,323,503+)                                        149,323,503
              Cash and other assets, net of liabilities (1.85%)                                        2,813,497
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $152,137,000
                                                                                                    ============

              + Aggregate cost for federal income tax purposes is identical.



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
   BAN     =   Bond Anticipation Note                        IDA     =   Industrial Development Authority
   COPS    =   Certificates of Participation                 IDC     =   Industrial Development Corporation
   EDFA    =   Economic Development Finance Authority        LOC     =   Letter of Credit
   FGIC    =   Financial Guaranty Insurance Company          MHRB    =   Multi-Family Housing Revenue Bond
   FSA     =   Financial Security Assurance                  PCRB    =   Pollution Control Revenue Bond
   GO      =   General Obligation                            RB      =   Revenue Bond
   HEFA    =   Health and Education Facilities Authority     TAN     =   Tax Anticipation Note
   HRB     =   Hospital Revenue Bond                         TRAN    =   Tax and Revenue Anticipation Note



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
DECEMBER 31, 2005
(UNAUDITED)
================================================================================

------------------------ --------------------------- -----------------------------
        States                      Value                   % of Portfolio
------------------------ --------------------------- -----------------------------
Alabama                         $   4,000,000                   2.68%
Arizona                             3,520,996                   2.36
Connecticut                         4,240,000                   2.84
District of Columbia                4,815,000                   3.22
Florida                             1,700,000                   1.14
Georgia                            23,770,000                  15.92
Illinois                           11,760,265                   7.88
Indiana                             2,000,000                   1.34
Iowa                                7,118,669                   4.77
Louisiana                           5,748,497                   3.85
Massachusetts                      11,000,000                   7.37
Michigan                            6,500,000                   4.35
Minnesota                           3,900,000                   2.61
New Jersey                          3,500,000                   2.34
New York                            5,980,000                   4.00
North Carolina                      6,000,000                   4.02
Ohio                               16,552,793                  11.08
Oregon                              1,700,000                   1.14
Pennsylvania                        8,625,000                   5.78
Texas                              12,392,283                   8.30
Utah                                2,000,000                   1.34
Wisconsin                           2,500,000                   1.67
------------------------ --------------------------- -----------------------------
------------------------ --------------------------- -----------------------------
Total                               $ 149,323,503                    100.00%
------------------------ --------------------------- -----------------------------











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at value (Note 1)...............................................      $    149,323,503
  Cash.......................................................................................             2,423,238
  Accrued interest receivable................................................................               611,848
                                                                                                   ----------------
       Total assets..........................................................................           152,358,589
                                                                                                   ----------------

LIABILITIES
  Dividends payable..........................................................................               218,260
  Payable to affiliates*.....................................................................                 3,329
                                                                                                   ----------------
       Total liabilities.....................................................................               221,589
                                                                                                   ----------------
  Net assets.................................................................................      $    152,137,000
                                                                                                   ================

SOURCE OF NET ASSETS:
  Net capital paid in on shares of capital stock (Note 3)....................................      $    152,140,186
  Accumulated net realized losses............................................................                (3,186)
                                                                                                   ----------------
  Net assets.................................................................................      $    152,137,000
                                                                                                   ================
  Net asset value, per share (Note 3):
     ($152,137,000 applicable to 152,142,367 shares outstanding).............................              $   1.00
                                                                                                           ========


  *  Fee payable to Reich & Tang Asset Management.










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Interest income.................................................................    $   2,046,705
Expenses (Note 2)...............................................................         (312,008)
                                                                                    -------------
Net investment income...........................................................        1,734,697



REALIZED GAIN ON INVESTMENTS
Net realized gain on investments................................................              -0-
                                                                                    -------------
Net increase in net assets from operations......................................    $   1,734,697
                                                                                    =============





































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
CHANGE OF NET ASSETS
SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED)
================================================================================

                                                                         Six Months Ended             Year
                                                                         December 31, 2005            Ended
                                                                            (Unaudited)            June 30,2005
                                                                             ---------             ------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................      $   1,734,697           $  2,307,755
    Net realized gain on investments.................................                -0-                 15,243
                                                                           -------------           ------------
    Net increase in net assets resulting from operations.............          1,734,697              2,322,998
Dividends to shareholders from net investment income.................         (1,734,697)            (2,307,755)
Capital share transactions (Note 3)..................................          1,353,476            (19,593,543)
                                                                           -------------           ------------
        Total (decrease).............................................          1,353,476            (19,578,300)
Net assets:
    Beginning of period..............................................        150,783,524            170,361,824
                                                                           -------------           ------------
    End of period....................................................      $ 152,137,000           $150,783,524
                                                                           =============           ============
Undistributed net investment income..................................                -0-                    -0-
                                                                           =============           ============





















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This
Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -  Investments  are valued at amortized  cost.
     Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes - It is the  Fund's  policy to  comply  with the
     requirements   of  the  Internal   Revenue  Code  applicable  to  regulated
     investment  companies and to  distribute  all of its tax exempt and taxable income,  if any, to its shareholders.  Therefore,  no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -  Dividends  from  investment   income
     (excluding  capital gains and losses,  if any, and  amortization  of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -  Securities  transactions  are recorded on a trade date basis.
     Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of
..40 of 1% per annum of the Fund's  average  daily net assets up to $250 million;
..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission
Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement.
The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Capital Stock

At December 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $152,140,186. Transactions in capital stock, all at $1.00 per share, were as follows:


                                               Six Months Ended              Year
                                               December 31,2005              Ended
                                                  (Unaudited)            June 30, 2005
                                                   ---------             -------------
Sold......................................        497,549,971             761,007,007
Issued on reinvestment of dividends.......            618,947                 797,205
Redeemed..................................       (496,815,442)           (781,397,755)
                                                -------------            ------------
Net (decrease)............................          1,353,476             (19,593,543)
                                                =============            ============

4. Tax Information
Accumulated undistributed realized losses at June 30, 2005 amounted to $3,186.
This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.

The tax character of all distributions paid during the years ended June 30, 2005 and 2004 were tax-exempt.

At June 30, 2005, the Fund had no distributable earnings.






















--------------------------------------------------------------------------------

5. Financial Highlights
                                                  Six Months Ended                         Year Ended June 30,
                                                  December 31, 2005  ------------------------------------------------------------
                                                     (Unaudited)       2005         2004         2003         2002         2001
                                                      ---------      --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..                $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                      ---------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.............                  0.011          0.014         0.006       0.009         0.015       0.034
Less distributions from:
    Dividends from net investment income               (0.011)        (0.014)       (0.006)     (0.009)       (0.015)     (0.034)
                                                      ---------      --------     ---------    --------     --------     --------
Net asset value, end of period........                $ 1.00         $ 1.00       $  1.00      $ 1.00       $  1.00      $ 1.00
                                                      =========      ========     =========    ========     ========     ========
Total Return..........................                  1.13%(a)       1.36%         0.60%       0.92%         1.48%       3.50%
Ratios/Supplemental Data
Net assets, end of period (000).......                $ 152,137      $ 150,784     $ 170,362    $ 190,422    $ 201,725    $ 207,541
Ratios to average net assets:
  Expenses (net of fees waived).......                  0.40%(b)       0.40%         0.40%       0.40%         0.40%       0.40%
  Net investment income...............                  2.22%(b)       1.34%         0.59%       0.92%         1.48%       3.45%






(a) Not annualized
(b) Annualized
























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
--------------------------------------------------------------------------------




================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

In determining whether to approve the continuance of the Investment Management Contract, the Board considered information about the Manager, the performance of the Fund and certain additional factors described below that the Board deemed relevant. The following summary highlights the materials and factors that the Board considered, and the conclusions the Board reached, in approving the continuance of the Investment Management Contract.:

     1) The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, Directors and employees of the Fund who are officers of the Manager or its affiliates. The Board evaluated these factors based on its direct experience with the Manager and in consultation with Fund Counsel. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on its experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     2) The performance of the Fund and the Manager.

The Board reviewed the investment performance of the Fund, both on an absolute basis and as compared to various peer group categories for the one-, three- and five-year periods ended July 31, 2005. The peer group categories included: (i) an asset-based peer group of tax free national retail money market funds (i.e., other national retail tax free funds that are similar in asset size to the
Fund); and (ii) other funds with similar investment policies to the Fund that are advised or sub-advised by the Manager. These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise any other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Board used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Board considered those comparisons as helpful in its assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory.

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Board's consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's management fee (which includes payment for administrative services as well as investment advisory services) against fees covering both advisory and administrative services charged by the funds in the Peer Groups. The Board also considered comparative total fund expenses of the Fund and the Peer Groups. The Board used this fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although the Board acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Board also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee was reasonable when compared to the advisory fees and combined advisory and administrative fees of the Peer Groups and noted that its gross expense ratio was the lowest among the asset-based peer group. The Board further observed that the total expense ratio of the Fund was satisfactory when compared to the expense ratio of the funds in the Peer Groups. The Board also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund's. The Board concluded that the level of the management fee was reasonable in light of these factors.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund (continued).

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Board considered revenues received by the Manager with respect to the Fund and also reviewed the revenues derived by the Manager and its affiliates from the fund complex as a whole. The Board concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth in the future; however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.

In addition to the above factors, the Board also observed that under the Investment Management Contract the Manager bears the cost of, or reimburses the Fund for, all other expenses of the Fund. The Board also discussed the unique services the Fund offers its governmental shareholders and the operational aspects of these services, specifically created by the Manager for the unique needs of these types of shareholders.

Based on a consideration of all these factors in their totality, the Board, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of the services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its mangement, marketabiltiy of shares and other inforamtion.
--------------------------------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

                             TAX EXEMPT
                             PROCEEDS
                             FUND, INC.






                               Semi-Annual Report
                                December 31, 2005
                                   (Unaudited)


--------------------------------------------------------------------------------

ITEM 2:  CODE OF ETHICS

Not Applicable

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not Applicable

(a)(2)   Certifications of Principal Executive Officer and Principal Financial
         Officer, under Rule 30a-2 of   the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 1, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 1, 2006

* Print the name and title of each signing officer under his or her signature.